EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]
	Rook 1	Other Athabasca Basin Properties	IsoEnergy Properties	Total

	$	$	$	$
Acquisition costs:
Balance, December 31, 2016	$230,807	$1,124,277	$21,438,306	22,793,390
Additions	4,270	333,330	3,298,942	3,636,542
Balance, December 31, 2017	$235,077	$1,457,607	$24,737,248	26,429,932

Deferred exploration costs:
Balance, December 31, 2016	$77,007,303	$4,318,909	$5,327,318	$86,653,530
Additions:
Drilling	20,592,799	3,297	1,168,096	21,764,192
General exploration	2,163,554	25,885	110,603	2,300,042
Geological and geophysical	5,206,266	681,955	521,632	6,409,853
Labour and wages	4,391,456	-	510,398	4,901,854
Share-based payments (Note 9)	2,952,316	-	357,475	3,309,791
Travel	624,265	-	106,845	731,110
	35,930,656	711,137	2,775,049	39,416,842
Impairment	-	(87,749)	-	(87,749)
Balance, December 31, 2017	$112,937,959	$4,942,297	$8,102,367	$125,982,623

Total costs, December 31, 2017	$113,173,036	$6,399,904	$32,839,615	$152,412,555

	Rook 1	Other Athabasca Basin Properties	IsoEnergy Properties	Radio	Total

	$	$	$	$	$
Acquisition costs:
Balance, December 31, 2015	$220,713	1,274,966	-	20,133,753	21,629,432
Additions	10,094	53,864	1,100,000	-	1,163,958
Properties transferred to IsoEnergy	-	(204,553)	20,338,306	(20,133,753)	-
Balance, December 31, 2016	$230,807	1,124,277	21,438,306	-	22,793,390

Deferred exploration costs:
Balance, December 31, 2015	$37,803,918	3,409,339	-	2,293,824	43,507,081
Additions:
Drilling	24,989,860	16,061	1,197,163	-	26,203,084
General exploration	2,283,418	8,873	119,460	-	2,411,751
Geological and geophysical	5,333,676	1,991,174	882,866	-	8,207,716
Labour and wages	3,542,893	-	363,420	-	3,906,313
Share-based payments (Note 9)	2,779,787	-	256,420	-	3,036,207
Travel	273,751	-	72,485	-	346,236
	39,203,385	2,016,108	2,891,814	-	44,111,307
Properties transferred to IsoEnergy	-	(141,680)	2,435,504	(2,293,824)	-
Impairment	-	(964,858)	-	-	(964,858)
Balance, December 31, 2016	$77,007,303	4,318,909	5,327,318	-	86,653,530

Total costs, December 31, 2016	$77,238,110	5,443,186	26,765,624	-	109,446,920